Income Tax - Reconciliation of Effective Tax Rate (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before income tax		$ 55,436,928	$ 27,226,764	$ 53,225,468
Income tax rate		35.00%	35.00%	30.00%
Income tax using the Bank's income tax rate		$ 19,402,925	$ 9,529,367	$ 15,967,640
Permanent Differences [Abstract]
Tax -exempt income		(148,549)	(553,799)	(965,545)
Non-deductible expenses		152,789	284,293	354,740
Change in tax rate			2,876,256	(1,307,603)
Other		(217,250)	125,248	573,718
Net monetary inflation adjustment		60,738,634	38,561,719	24,721,705
Sub total		79,928,549	50,823,084	39,344,655
Inflation adjustment for tax purposes		(82,362,333)	(39,869,482)	(14,758,661)
Over/under income tax from prior year	[1]	(89,966)	(1,951,077)	(963,830)
Income tax expense		$ (2,523,750)	$ 9,002,525	$ 23,622,164	$ 555,002	$ 647,945	$ 264,257
Effective tax rate		(5.00%)	33.00%	44.00%

[1]	It includes an income tax charge of 1,897,285 corresponding to the tax inflation mechanism applied for fiscal year 2020 – see note 11.4 “Income tax – inflation adjustment for fiscal year 2020”.